Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment	Jun. 30, 2024	Dec. 31, 2023
Office furniture [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment estimated useful lives	5 years	5 years
Transportation equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment estimated useful lives	4 years	4 years
Buildings [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment estimated useful lives	20 years
Minimum [Member] | Computers and electronic equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment estimated useful lives	2 years	2 years
Maximum [Member] | Computers and electronic equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment estimated useful lives	3 years	3 years